Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net (loss)/income	$ 172,554	$ 174,348	$ (12,905)
Less preferred dividend attributable to preferred shareholders	8,978	11,064	11,500
Less/(plus) Mezzanine equity measurement	0	(271)	908
Net (loss)/income available to common shareholders	$ 163,576	$ 163,555	$ (25,313)
Weighted average number of shares, basic (in shares)	120,653,507	113,716,354	102,617,944
Weighted average number of shares, diluted (in shares)	120,653,507	113,716,354	102,617,944
Earnings/(loss) per share in U.S. Dollars, basic (in USD per share)	$ 1.36	$ 1.44	$ (0.25)
Earnings/(loss) per share in U.S. Dollars, diluted (in USD per share)	$ 1.36	$ 1.44	$ (0.25)